Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2023
Registrant Name	dei_EntityRegistrantName	Variable Insurance Products Fund V
Entity Central Index Key	dei_EntityCentralIndexKey	0000823535
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 02, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 02, 2024
Prospectus Date	rr_ProspectusDate	Apr. 29, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A